CAPITAL STOCK AND RESERVES (Tables)	3 Months Ended
Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Schedule of unlimited number of ordinary shares without par value

	Three Months Ended June 30,
	2024		2023
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	989	$219,499	880	$218,782
Share issued from exercise of Pre-Funded Warrants	60	1	-	-
Shares issued under ATM, net of issue costs	-	-	9	613
Shares issued or accrued for services	-	-	-	30
Balance, end of period	1,049	$219,500	889	$219,425

Schedule of accumulated other comprehensive income loss

	As of
(In thousands)	June 30, 2024	March 31, 2024

Balance, beginning of period	$-	$(4,325)
Investment in public company at FVTOCI - net change in fair value	-	-
Derecognition of investment in public company at FVTOCI	-	3,711
Investment in associate at fair value through profit or loss (“FVTPL”) - net change in fair value	-	(12)
Investment in associate at FVTPL - recognition of net change in fair value	-	(27)
Other investments - derecognition of investment at FVTOCI	-	653
Balance, end of period	$-	$-

Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

October 3, 2023
Exercise price	$38.00
Share price	$39.40
Expected life	1.50 years
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	–